Offerings	Aug. 21, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.375% Notes due 2032
Amount Registered | shares	350,000,000
Maximum Aggregate Offering Price	$ 349,254,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 53,470.86
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), and relates to the Registration Statement on Form S-3 (No. 333-281584) filed by the Registrants on August 15, 2024
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 5.375% Notes due 2032
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	H&R Block, Inc. will fully and unconditionally guarantee the notes listed above issued by Block Financial LLC. No separate consideration will be received for the guarantee. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to such guarantee.